Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 16, 2019
Document Effective Date	Aug. 28, 2019
Prospectus Date	Aug. 28, 2019
MainStay MacKay Intermediate Tax Free Bond Fund | Class R6
Prospectus:
Trading Symbol	MTFHX
MainStay MacKay Intermediate Tax Free Bond Fund | Investor Class
Prospectus:
Trading Symbol	MTFEX
MainStay MacKay Intermediate Tax Free Bond Fund | Class A
Prospectus:
Trading Symbol	MTFDX
MainStay MacKay Intermediate Tax Free Bond Fund | Class I
Prospectus:
Trading Symbol	MTFGX
MainStay MacKay Intermediate Tax Free Bond Fund | Class C
Prospectus:
Trading Symbol	MTFFX
MainStay MacKay Short Term Municipal Fund | Investor Class
Prospectus:
Trading Symbol	MYTBX
MainStay MacKay Short Term Municipal Fund | Class A
Prospectus:
Trading Symbol	MSTAX
MainStay MacKay Short Term Municipal Fund | Class I
Prospectus:
Trading Symbol	MSTIX
MainStay MacKay Short Term Municipal Fund | Class R6
Prospectus:
Trading Symbol	MSTEX